Segment Analysis - Reconciliation of Segmental Results of Operations to Consolidated Income Statements (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of operating segments [line items]
Consolidated net business profit	¥ 1,085,000	¥ 1,192,300	¥ 1,203,800
Others	56,000	61,200	38,900
Profit before tax	282,751	831,892	1,118,976
Reconciling management reporting under Japanese GAAP to IFRS [member]
Disclosure of operating segments [line items]
Total credit costs	(170,600)	(110,300)	(94,200)
Gains on equity instruments	80,500	116,300	118,900
Extraordinary gains or losses and others	(106,300)	(74,700)	(119,600)
Profit before tax under Japanese GAAP	888,600	1,123,600	1,108,900
Scope of consolidation	(3,300)	100	(1,600)
Derivative financial instruments	(163,300)	31,300	(20,700)
Investment securities	(115,300)	(129,500)	68,800
Loans and advances	(116,000)	(23,200)	(33,500)
Investments in associates and joint ventures	(190,800)	(86,500)	(1,600)
Property, plant and equipment	(30,500)	(1,200)	1,000
Lease accounting	400	(1,400)	(500)
Defined benefit plans	(32,600)	(51,400)	(13,200)
Foreign currency translation	11,900	1,300	12,700
Classification of equity and liability	12,700	11,900	14,100
Others	¥ 21,000	¥ (43,100)	¥ (15,400)